Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Debt | Bank Loan Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Bank Loan Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	27.30%	32.00%
Secured Debt | Finance Receivables Securitization | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.10%	0.37%
Secured Debt | Finance Receivables Securitization | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	11.75%	11.23%
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.40%	0.38%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.40%
Range Start | Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Range Start | Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Range Start | Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Range End | Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity year	2029	2029
Range End | Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity year	2050	2050
Range End | Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2030	2030
Consolidated Subsidiaries | Medium-term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.13%
Consolidated Subsidiaries | Medium-term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	9.40%	8.50%
Consolidated Subsidiaries | Unsecured Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.17%
Consolidated Subsidiaries | Unsecured Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	23.00%	24.90%
Consolidated Subsidiaries | Range Start | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Consolidated Subsidiaries | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Consolidated Subsidiaries | Range End | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2047	2047
Consolidated Subsidiaries | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2031	2031
Parent Company | Unsecured Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.19%	1.07%
Parent Company | Unsecured Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%
Parent Company | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Parent Company | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2019	2019